Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares,

Institutional Shares, Class IR Shares, and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund (the "Fund")

Supplement dated November 29, 2012 to the

Prospectus dated April 2, 2012 (the "Prospectus")

Effective immediately, the first bullet point in the "Goldman Sachs Dynamic Allocation Fund Summary—Principal Strategy" section of the Prospectus is replaced with the following:

■

The Fund's tactical allocation models use financial and economic factors that seek to capture the expected return and expected volatility of global asset classes across markets. In allocating to each of the Fund's asset classes – including, but not limited to, equities, fixed income, and commodities – the Investment Adviser may consider the expected volatility of the Fund's overall portfolio and the risk contribution of each asset class. The asset classes used by the Fund's tactical allocation models may vary. Moreover, not all of the Fund's asset classes may contribute to expected portfolio volatility at a given time, due to market opportunities, compliance with regulatory constraints, changes in the Fund's investment process, or other factors.

Effective immediately, the first bullet point in the "Investment Management Approach—Principal Investment Strategies—Goldman Sachs Dynamic Allocation Fund" section of the Prospectus is replaced with the following:

■

The Fund's tactical allocation models use financial and economic factors that seek to capture the expected return and expected volatility of global asset classes across markets. In allocating to each of the Fund's asset classes – including, but not limited to, equities, fixed income, and commodities – the Investment Adviser may consider the expected volatility of the Fund's overall portfolio and the risk contribution of each asset class. The asset classes used by the Fund's tactical allocation models may vary. Moreover, not all of the Fund's asset classes may contribute to expected portfolio volatility at a given time, due to market opportunities, compliance with regulatory constraints, changes in the Fund's investment process, or other factors.

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst11_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares,

Institutional Shares, Class IR Shares, and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund (the "Fund")

Supplement dated November 29, 2012 to the

Prospectus dated April 2, 2012 (the "Prospectus")

Effective immediately, the first bullet point in the "Goldman Sachs Dynamic Allocation Fund Summary—Principal Strategy" section of the Prospectus is replaced with the following:

■

The Fund's tactical allocation models use financial and economic factors that seek to capture the expected return and expected volatility of global asset classes across markets. In allocating to each of the Fund's asset classes – including, but not limited to, equities, fixed income, and commodities – the Investment Adviser may consider the expected volatility of the Fund's overall portfolio and the risk contribution of each asset class. The asset classes used by the Fund's tactical allocation models may vary. Moreover, not all of the Fund's asset classes may contribute to expected portfolio volatility at a given time, due to market opportunities, compliance with regulatory constraints, changes in the Fund's investment process, or other factors.

Effective immediately, the first bullet point in the "Investment Management Approach—Principal Investment Strategies—Goldman Sachs Dynamic Allocation Fund" section of the Prospectus is replaced with the following:

■

The Fund's tactical allocation models use financial and economic factors that seek to capture the expected return and expected volatility of global asset classes across markets. In allocating to each of the Fund's asset classes – including, but not limited to, equities, fixed income, and commodities – the Investment Adviser may consider the expected volatility of the Fund's overall portfolio and the risk contribution of each asset class. The asset classes used by the Fund's tactical allocation models may vary. Moreover, not all of the Fund's asset classes may contribute to expected portfolio volatility at a given time, due to market opportunities, compliance with regulatory constraints, changes in the Fund's investment process, or other factors.